Securities - Summary of Classification of Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Schedule of Securities By Classification [Line Items]
Interest of trade securities in collateralized mortgage obligations	$ 32,913	$ 21,485
Debt securities [member]
Schedule of Securities By Classification [Line Items]
Allowance for credit losses of FVOCI securities	6	4
Allowance for credit losses of amortized cost	$ 2	$ 3